CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Class A Ordinary shares	Class B Ordinary shares Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Nov. 17, 2020		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Nov. 17, 2020		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		$ 0	0	(6,093)	(6,093)
Balance at the end at Dec. 31, 2020		$ 863	24,137	(6,093)	18,907
Balance at the end (in shares) at Dec. 31, 2020		8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds received in excess of fair value of Private Placement Warrants			4,056,000		4,056,000
Accretion to Class A Ordinary Shares subject to possible redemption	$ (30,151,972)		(4,080,137)	(26,071,835)	(30,151,972)
Net income (loss)				4,526,692	4,526,692
Balance at the end at Mar. 31, 2021		$ 863		(21,551,236)	(21,550,373)
Balance at the end (in shares) at Mar. 31, 2021		8,625,000
Balance at the beginning at Dec. 31, 2020		$ 863	$ 24,137	(6,093)	18,907
Balance at the beginning (in shares) at Dec. 31, 2020		8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					(2,625,148)
Balance at the end at Sep. 30, 2021		$ 863		(28,703,076)	(28,702,213)
Balance at the end (in shares) at Sep. 30, 2021		8,625,000
Balance at the beginning at Mar. 31, 2021		$ 863		(21,551,236)	(21,550,373)
Balance at the beginning (in shares) at Mar. 31, 2021		8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(5,768,182)	(5,768,182)
Balance at the end at Jun. 30, 2021		$ 863		(27,319,418)	(27,318,555)
Balance at the end (in shares) at Jun. 30, 2021		8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(1,383,658)	(1,383,658)
Balance at the end at Sep. 30, 2021		$ 863		$ (28,703,076)	$ (28,702,213)
Balance at the end (in shares) at Sep. 30, 2021		8,625,000